Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Cash Flows) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Cash payments for interest, net of amounts capitalized	$ 77,512,000	$ 44,209,000
Cash payments for income taxes	0	0
Noncash investing activities - liabilities assumed
Fair value of assets acquired	593,000	8,101,000
Cash paid	593,000	35,000
Receivables from sellers	0	(1,212,000)
Payables to sellers	0	(6,854,000)
Liabilities assumed	0	0
Joint-venture funding	25,000,000	15,000,000
Restricted cash		6,000,000	6,000,000
Net Outstanding Checks	$ 11,000,000		$ 48,000,000